Other Current Liabilities (Details) - Schedule of Other Current Liabilities	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Current Liabilities [Abstract]
Salary accrual	¥ 5,064,078		¥ 8,536,985
Deposit	10,050,000		10,000,000
Tax accrual	11,445,654		13,609,170
Others	3,977,901		7,253,377
Total	¥ 30,537,633	$ 4,226,193	¥ 39,399,532